As filed with the Securities and Exchange Commission on February 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  March 31, 2012

Date of reporting period:  December 31, 2011

Item 1. Schedules of Investments.

The Teberg Fund
Schedule of Investments
at December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 2.06%
6	Berkshire Hathaway, Inc. - Class A*	$688,530
	TOTAL COMMON STOCKS (Cost $714,296)	688,530

	EQUITY FUNDS - 8.59%
7,823	BlackRock Energy & Resources Portfolio - Class A	252,300
18,950	Brandywine Fund*	422,583
26,934	Columbia Seligman Communications and Information Fund - Class A*	1,098,927
13,825	Fidelity Low-Priced Stock Fund	493,955
3,669	FPA Capital Fund, Inc.*	152,520
14,946	MFS Mid Cap Growth Fund - Class A*	128,388
3,795	The Parnassus Fund	133,716
6,654	Prudential Jennison Mid-Cap Growth Fund, Inc. - Class A	184,904
	TOTAL EQUITY FUNDS (Cost $2,639,746)	2,867,293

	EXCHANGE-TRADED FUNDS - 18.89%
4,000	Direxion Daily Financial Bull 3X Shares*	259,360
5,400	Direxion Daily Small Cap Bull 3X Shares*	241,866
6,960	Direxion Daily Technology Bull 3X Shares	253,692
11,250	iShares iBoxx $ High Yield Corporate Bond Fund	1,006,087
1,940	ProShares UltraPro Dow30	252,801
4,000	ProShares UltraPro QQQ*	271,960
4,200	ProShares UltraPro S&P 500	252,630
17,194	Ultra Dow30 ProShares	1,029,749
4,100	Ultra Health Care ProShares	249,690
11,982	Ultra QQQ ProShares*	976,054
4,875	Ultra Real Estate ProShares	248,625
21,953	Ultra S&P500 ProShares	1,018,400
7,320	Ultra Semiconductor ProShares	248,148
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,280,456)	6,309,062

	FIXED INCOME FUNDS - 66.53%
1,095,978	DWS High Income Fund - Institutional Class	5,085,338
1,532,407	John Hancock High Yield Fund - Class A	4,888,377
530,216	Pioneer High Yield Fund - Class A	5,015,848
207,610	Security High Yield Fund - Class A	2,310,700
516,901	Third Avenue Focused Credit Fund - Investor Class	4,915,725
	TOTAL FIXED INCOME FUNDS (Cost $22,909,925)	22,215,988

	MONEY MARKET FUNDS - 4.23%
1,413,328	Invesco STIT - Liquid Assets Portfolio, Class I, 0.16% +	1,413,328
	TOTAL MONEY MARKET FUNDS (Cost $1,413,328)	1,413,328
	Total Investments (Cost $33,957,751) - 100.30%	33,494,201
	Liabilities in Excess of Other Assets - (0.30)%	(99,897)
	NET ASSETS - 100.00%	$33,394,304

* Non-income producing security.
+ Rate shown is the 7-day yield as of December 31, 2011.

The Teberg Fund
Notes to Schedule of Investments
December 31, 2011 (Unaudited)

Note 1 – Securities Valuation

The Teberg Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share (“NAV”), determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. When the Fund is unable to receive an NAV from an underlying fund, shares of the underlying fund will be valued at its fair market value as determined in good faith by the Advisor and the Trust’s Valuation Committee. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund, or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded, that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds’ Board of Trustees.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$688,530	$-	$-	$688,530
Total Common Stocks	688,530	-	-	688,530
Equity Funds	2,867,293	-	-	2,867,293
Exchange-Traded Funds	6,309,062	-	-	6,309,062
Fixed Income Funds	22,215,988	-	-	22,215,988
Short-Term Investments	1,413,328	-	-	1,413,328
Total Investments	$33,494,201	$-	$-	$33,494,201

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at December 31, 2011, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the quarter ended December 31, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$33,957,751

Gross unrealized appreciation	$393,731
Gross unrealized depreciation	(857,281)
Net unrealized depreciation	$(463,550)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date  2/22/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
Douglas G. Hess, President

Date  2/22/2012

By (Signature and Title)*/s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  2/22/2012

* Print the name and title of each signing officer under his or her signature.